Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - TOI Parent Inc.	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Net Revenue | Customer concentration | Payor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	23.00%	17.00%	15.00%	20.00%	15.00%	18.00%
Net Revenue | Customer concentration | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	13.00%	14.00%	15.00%	11.00%	15.00%	16.00%
Net Revenue | Customer concentration | Payor C
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	11.00%			11.00%	7.00%	11.00%
Net Revenue | Customer concentration | Payor D
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	9.00%			8.00%	9.00%	11.00%
Gross Receivables | Credit concentration | Payor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage					1.00%	3.00%
Gross Receivables | Credit concentration | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage		21.00%			11.00%	24.00%
Gross Receivables | Credit concentration | Payor C
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage					3.00%	6.00%
Gross Receivables | Credit concentration | Payor D
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage		22.00%			21.00%	26.00%